Nature of Operations	12 Months Ended
Jul. 31, 2021
Nature Of Operations
Nature of Operations

1. Nature of Operations

BriaCell Therapeutics Corp. (“BriaCell” or the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 26, 2006 and is listed on the TSX Venture Exchange (“TSX Venture”). The Company trades on the TSX Venture under the symbol “BCT.V”. On February 24, 2021, the Company also trades on the Nasdaq Capital Market (“NASDAQ”) under the symbols “BCTX” and “BCTXW”.[NY office]

The Company’s head office in Canada is located at Suite 300 – 235 West 15th Street, West Vancouver, British Columbia, V7T 2X1 and in the United States, the Company has an office located at 180 Varick Street, 6th Floor New York, NY 10014.

BriaCell is an immuno-oncology biotechnology company. BriaCell owns the US patent to Bria-IMT™, a whole-cell cancer vaccine (US Patent No.7674456) (the “Patent”). The Company is currently advancing its immunotherapy program, Bria-IMT™, to complete a 24-subject Phase I/IIa clinical trial and by research activities in the context of BriaDx™, a companion diagnostic test to identify patients likely benefitting from Bria-IMT™.

These consolidated financial statements were authorized for issue by the Board of Directors on October 28, 2021.